Investment Objectives and Goals - Putnam Focused Large Cap Growth ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Putnam Focused Large Cap Growth ETF seeks capital appreciation.